Investments in Investees (Details 12) ₪ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities		₪ 785	$ 226	₪ 1,909	₪ 1,514
Net cash used in investing activities		756	219	(3,306)	(4,437)
Net cash provided by financing activities		₪ (2,113)	$ (610)	927	4,665
FCR [Member] | Discontinued operations [member]
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities	₪ 130			744	745
Net cash used in investing activities	(109)			(1,652)	(1,043)
Net cash provided by financing activities	₪ 14			₪ 948	₪ 194